UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813
                                                     ---------

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2007
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS

UMB Scout Funds
Schedule of Investments
March 31, 2007 (Unaudited)



UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
             COMMON STOCKS - 99.2%
             CONSUMER DISCRETIONARY - 9.2%
     27,000  Best Buy Co.                                        $    1,315,440
     50,000  McDonald's Corp.                                         2,252,500
     85,000  Staples, Inc.                                            2,196,400
     51,000  The TJX Companies, Inc.(1)                               1,374,960
    112,000  Time Warner Inc.                                         2,208,640
                                                                 --------------
                                                                      9,347,940
                                                                 ==============
             CONSUMER STAPLES - 13.2%
     34,800  Altria Group, Inc.                                       3,055,788
     40,000  General Mills, Inc.                                      2,328,800
     30,000  Hormel Foods Corp.                                       1,115,700
     29,200  PepsiCo, Inc.                                            1,855,952
     35,000  Procter & Gamble Co.                                     2,210,600
     30,000  The Coca-Cola Co.                                        1,440,000
     30,000  The Estee Lauder Co., Inc. (1)                           1,465,500
                                                                 --------------
                                                                     13,472,340
                                                                 ==============
             ENERGY - 10.5%
     16,600  Chevron Corp. (1)                                        1,227,736
     22,400  ConocoPhillips                                           1,531,040
     46,000  Exxon Mobil Corp.                                        3,470,700
     36,800  Occidental Petroleum Corp.                               1,814,608
     20,000  Schlumberger, Ltd.                                       1,382,000
     48,600  Spectra Energy Corp.                                     1,276,722
                                                                 --------------
                                                                     10,702,806
                                                                 ==============
             FINANCIALS - 19.0 %
     20,000  American Express Co.                                     1,128,000
     41,300  American International Group, Inc.                       2,776,186
     40,000  Bank of America Corp.                                    2,040,800
     40,000  Chubb Corp.                                              2,066,800
     10,000  Franklin Resources, Inc.                                 1,208,300
     37,100  Lincoln National Corp.                                   2,515,009
     25,600  Merrill Lynch & Co., Inc.                                2,090,752
     25,000  Toronto-Dominion Bank                                    1,510,250
     77,700  U.S. Bancorp                                             2,717,169
     38,000  Wells Fargo & Co.                                        1,308,340
                                                                 --------------
                                                                     19,361,606
                                                                 ==============
             HEALTH CARE - 11.0%
     45,000  Abbott Laboratories                                      2,511,000
     29,000  Aetna Inc.                                               1,269,910
     16,000  Amgen, Inc.*                                               894,080
     21,000  Eli Lilly & Company (1)                                  1,127,910
     75,000  Schering-Plough Corp. (1)                                1,913,250
     30,000  Stryker Corp.                                            1,989,600
     30,000  Wyeth                                                    1,500,900
                                                                 --------------
                                                                     11,206,650
                                                                 ==============

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
             INDUSTRIALS - 11.1%
     55,800  Emerson Electric Co.                                     2,404,422
     12,900  FedEx Corp.                                              1,385,847
     20,000  General Dynamics Corp.                                   1,528,000
     81,000  General Electric Co.                                     2,864,160
     36,000  Raytheon Co.                                             1,888,560
     38,000  Tyco International Ltd.                                  1,198,900
                                                                 --------------
                                                                     11,269,889
                                                                 ==============
             INFORMATION TECHNOLOGY - 14.5%
     43,000  Cisco Systems, Inc.*(1)                                  1,097,790
    109,000  Dell Inc.*                                               2,529,890
     45,000  Harris Corp.                                             2,292,750
     90,000  Intel Corporation                                        1,721,700
     19,000  International Business Machines Corp.                    1,790,940
     90,000  Microsoft Corp.                                          2,508,300
     63,000  Oracle Corp.*                                            1,142,190
    100,000  Xerox Corp.*                                             1,689,000
                                                                 --------------
                                                                     14,772,560
                                                                 ==============
             MATERIALS - 2.7%
     60,000  Dow Chemical                                             2,751,600
                                                                 ==============
             TELECOMMUNICATION SERVICES - 4.0%
     35,100  ALLTEL Corp.                                             2,176,200
     50,000  Verizon Communications, Inc.                             1,896,000
                                                                 --------------
                                                                      4,072,200
                                                                 ==============
             UTILITIES - 4.0%
     23,700  Dominion Resources, Inc.                                 2,103,849
     97,200  Duke Energy Corp.                                        1,972,188
                                                                 --------------
                                                                      4,076,037
                                                                 ==============
             TOTAL COMMON STOCKS
             (COST $87,638,371)                                     101,033,628
                                                                 ==============
             SHORT- TERM INVESTMENTS - 0.7%
             U.S. GOVERNMENT AGENCIES
             Federal Home Loan Bank
$   656,000  4.97%, 04/02/2007                                          655,909
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $655,909)                                            655,909
                                                                 ==============
             COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
             (COST $5,374,210) - 5.2%                                 5,374,210
                                                                 ==============
             TOTAL INVESTMENTS - 105.1%
             (COST $93,668,490)                                     107,063,747
                                                                 ==============

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

             Liabilities less other assets-(5.1)%                    (5,236,729)
                                                                 --------------
             TOTAL NET ASSETS - 100.0%
               (equivalent to $14.39 per share; unlimited
               shares of $1.00 par value capital shares
               authorized; 7,076,910 shares outstanding)         $  101,827,018
                                                                 ==============

ADR - AMERICAN DEPOSITORY RECEIPT
PLC - PUBLIC LIMITED COMPANY
* NON-INCOME PRODUCING SECURITY
(1) SECURITY ON LOAN, SEE ACCOMPANYING NOTES FOR COLLATERAL POOL DETAIL.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
             COMMON STOCKS - 98.7%
             CONSUMER DISCRETIONARY - 11.4%
     10,100  Best Buy Co.                                        $      492,072
     11,600  Carnival Corp.(1)                                          543,576
     12,200  Coach, Inc.*(1)                                            610,610
     12,200  Garmin Ltd. (1)                                            660,630
      3,600  J.C. Penney Co., Inc.(1)                                   295,776
                                                                 --------------
                                                                      2,602,664
                                                                 ==============
             CONSUMER STAPLES - 15.3%
     31,200  Archer Daniels Midland Co.                               1,145,040
     16,550  PepsiCo, Inc.                                            1,051,918
     11,100  Procter & Gamble Co.                                       701,076
      5,200  Walgreen Co.                                               238,628
      7,700  Wal-Mart Stores, Inc.                                      361,515
                                                                 --------------
                                                                      3,498,177
                                                                 ==============
             ENERGY - 9.0%
     12,900  ConocoPhillips                                             881,715
      6,500  Marathon Oil Corp.                                         642,395
      7,800  Schlumberger, Ltd.                                         538,980
                                                                 --------------
                                                                      2,063,090
                                                                 ==============
             FINANCIALS - 8.8%
      7,300  American Express Co.                                       411,720
      6,300  American International Group, Inc.                         423,486
      6,500  Merrill Lynch & Co., Inc.                                  530,855
     10,500  Toronto-Dominion Bank                                      634,305
                                                                 --------------
                                                                      2,000,366
                                                                 ==============
             HEALTH CARE - 19.3%
     13,000  Amgen, Inc.*                                               726,440
      9,100  Covance, Inc.*                                             539,994
      9,500  Forest Laboratories, Inc.*                                 488,680
      8,000  Genentech, Inc.*                                           656,960
      7,700  GlaxoSmithKline PLC                                        425,502
     23,000  Schering-Plough Corp.(1)                                   586,730
     14,700  Stryker Corp.                                              974,904
                                                                 --------------
                                                                      4,399,210
                                                                 ==============
             INDUSTRIALS - 11.4%
      9,200  Danaher Corp.                                              657,340
     14,500  Fastenal Co.                                               508,225
     24,100  General Electric Co.                                       852,176
      9,600  ITT Corp.                                                  579,072
                                                                 --------------
                                                                      2,596,813
                                                                 ==============
             INFORMATION TECHNOLOGY - 20.2%
     15,200  Adobe Systems, Inc.*(1)                                    633,840
      4,000  Apple, Inc.*(1)                                            371,640
     17,450  Cisco Systems, Inc.*(1)                                    445,499

UMB SCOUT GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
        600  Google, Inc.*                                              274,896
     27,800  Intel Corporation                                          531,814
     15,200  Maxim Integrated Products, Inc.                            446,880
     18,400  Microsoft Corp.                                            512,808
     31,400  Oracle Corp.*                                              569,282
     19,400  Qualcomm, Inc.                                             827,604
                                                                 --------------
                                                                      4,614,263
                                                                 ==============
             MATERIALS - 3.3%
     12,000  Praxair, Inc.                                              755,520
                                                                 ==============
             TOTAL COMMON STOCKS
             (COST $21,351,094)                                      22,530,103
                                                                 ==============
             SHORT-TERM INVESTMENTS - 1.3%
             U.S. GOVERNMENT AGENCIES
             Federal Home Loan Bank
$   288,000  4.97%, 04/02/2007                                          287,960
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $287,960) - 1.3%                                    287,960
                                                                 ==============
             COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
             (COST $3,612,718) - 15.8%                               3,612,718
                                                                 ==============
             TOTAL INVESTMENTS
             (COST $25,251,772) - 115.8%                             26,430,781

             Liabilities less other assets - (15.8)%                  3,604,991
                                                                 --------------
             TOTAL NET ASSETS - 100.0%
               (equivalent to $9.02 per share; unlimited shares
               of $1.00 par value capital shares authorized;
               2,529,629 shares outstanding)                     $   22,825,790
                                                                 ==============

ADR - American Depository Receipt
PLC - Public Limited Company
* Non-income producing security
(1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
             COMMON STOCKS - 95.0%
             CONSUMER DISCRETIONARY - 9.0%
      1,700  BorgWarner, Inc.                                    $      128,214
      7,000  Brunswick Corp.                                            222,950
      5,000  Garmin Ltd.                                                270,750
      1,600  Morningstar, Inc.*                                          82,624
      1,800  Nordstrom, Inc.                                             95,292
      2,500  Panera Bread Co.*                                          147,650
      4,000  Phillips-Van Heusen Corp.                                  235,200
      7,500  The Cheesecake Factory, Inc.*                              199,875
      3,600  The Men's Wearhouse, Inc.                                  169,380
      1,000  The TJX Companies, Inc.                                     26,960
      4,000  Tween Brands, Inc.*                                        142,880
                                                                 --------------
                                                                      1,721,775
                                                                 ==============
             CONSUMER STAPLES - 6.2%
      2,000  Brown-Forman Corp.                                         131,120
      8,200  H.J. Heinz Co.                                             386,384
     10,800  Pilgrim's Pride Corp.                                      358,452
      5,000  Safeway, Inc.                                              183,200
      2,000  UST, Inc.                                                  115,960
                                                                 --------------
                                                                      1,175,116
                                                                 ==============
             ENERGY - 20.7%
     10,400  Chesapeake Energy Corp.                                    321,152
      8,500  CONSOL Energy, Inc.                                        332,605
     11,500  Hess Corp.                                                 637,905
      2,300  Lone Star Technologies, Inc.*                              151,869
     24,100  Newfield Exploration Co.*                                1,005,211
      4,600  Nexen, Inc.                                                281,980
      2,100  Noble Corp.                                                165,228
     14,100  Rowan Companies, Inc.                                      457,827
      5,500  Sunoco, Inc.                                               387,420
      1,200  Tesoro Corp.                                               120,516
      2,000  Western Refining, Inc.                                      78,040
                                                                 --------------
                                                                      3,939,753
                                                                 ==============
             FINANCIALS - 15.7%
      3,600  AMBAC Financial Group, Inc.                                311,004
      4,000  Ameriprise Financial, Inc.                                 228,560
      3,700  AON Corp.                                                  140,452
      4,300  Arch Capital Group Ltd.*                                   293,303
      8,400  Assurant, Inc.                                             450,492
      3,500  Cullen/Frost Bankers, Inc.                                 183,155
      4,500  First American Corp.                                       228,240
      6,400  ProLogis                                                   415,552
      3,200  Senior Housing Properties Trust                             76,480
      2,000  SL Green Realty Corp.                                      274,360
      8,100  T. Rowe Price Group, Inc.                                  382,239
                                                                 --------------
                                                                      2,983,837
                                                                 ==============
             HEALTH CARE - 0.7%
      2,300  Henry Schein, Inc.*                                        126,914
                                                                 ==============
             INDUSTRIALS - 11.6%
      4,000  AGCO Corp.*                                                147,880
      4,500  CSX Corp.                                                  180,225
      1,300  Deere & Co.                                                141,232
      3,900  Foster Wheeler Ltd.*                                       227,721
      7,900  General Cable Corp.*                                       422,097
      7,500  Graco, Inc.                                                293,700

UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
 SHARES /
 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
      4,900  Granite Construction, Inc.                                 270,774
      4,100  ITT Corp.                                                  247,312
      2,200  Terex Corp.*                                               157,872
      3,000  Trinity Industries, Inc.                                   125,760
                                                                 --------------
                                                                      2,214,573
                                                                 ==============
             INFORMATION TECHNOLOGY - 7.7%
      7,000  Cypress Semiconductor Corp.*                               129,850
      4,200  DST Systems, Inc.*                                         315,840
      2,100  FactSet Research Systems, Inc.                             131,985
      4,600  FormFactor, Inc.*                                          205,850
      1,600  Harris Corp.                                                81,520
      8,000  Juniper Networks, Inc.*                                    157,440
      1,300  Research In Motion Ltd.*                                   177,437
     16,100  Western Digital Corp.*                                     270,641
                                                                 --------------
                                                                      1,470,563
                                                                 ==============
             MATERIALS - 11.2%
      2,500  Agnico-Eagle Mines Ltd.                                     88,550
     12,000  Celanese Corp.                                             370,080
      7,000  CF Industries Holdings, Inc.                               269,850
      2,000  Cleveland-Cliffs, Inc.                                     128,020
     13,000  Coeur d'Alene Mines Corp.*                                  53,430
      3,970  Freeport-McMoRan Copper & Gold, Inc.                       262,774
      5,500  Goldcorp, Inc.                                             132,110
      3,000  IPSCO, Inc.                                                394,200
      1,000  Potash Corporation of Saskatchewan, Inc.                   159,930
     16,800  Silver Wheaton Corp.*                                      159,264
      1,000  Vulcan Materials Co.                                       116,480
                                                                 --------------
                                                                      2,134,688
                                                                 ==============
             TELECOMMUNICATION SERVICES - 1.0%
      3,300  Embarq Corp.                                               185,955
                                                                 ==============
             UTILITIES - 11.2%
      8,800  Aqua America, Inc.                                         197,560
      8,500  Energen Corp.                                              432,565
      4,300  National Fuel Gas Co.                                      186,018
      9,500  OGE Energy Corp.                                           368,600
     11,800  Vectren Corp.                                              337,480
      7,100  Westar Energy, Inc.                                        195,392
      8,400  Wisconsin Energy Corp.                                     407,568
                                                                 --------------
                                                                      2,125,183
                                                                 ==============
             TOTAL COMMON STOCKS
             (COST $17,137,371) - 95.0%                              18,078,357
                                                                 ==============
             SHORT-TERM INVESTMENTS - 5.0%
             U.S. GOVERNMENT AGENCIES
$   950,000  Federal Home Loan Bank
             4.97%, 4/2/07                                              949,869
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $949,869) - 5.0%                                     949,869
                                                                 ==============
             TOTAL INVESTMENTS
             (COST $18,087,240) - 100.0%                             19,028,226

             Liabilities less other assets - 0.0%                        (3,470)
                                                                 --------------
             TOTAL NET ASSETS - 100.0%
               (equivalent to $10.79 per share; unlimited
               shares of $1.00 par value capital shares
               authorized; 1,762,692 shares outstanding)         $   19,024,756
                                                                 ==============

* Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
             COMMON STOCKS - 93.6%
             CONSUMER DISCRETIONARY - 11.1%
    250,000  Arbitron, Inc.                                      $   11,737,500
    110,000  Buffalo Wild Wings, Inc.*                                7,007,000
    160,000  Genesco, Inc.*                                           6,644,800
    350,000  Helen of Troy Ltd.*                                      7,948,500
    120,000  Matthews International Corp.                             4,884,000
    300,000  Oakley, Inc.                                             6,042,000
    360,000  The Cheesecake Factory, Inc.*                            9,594,000
    160,000  The Men's Wearhouse, Inc.                                7,528,000
    300,000  Universal Electronics, Inc.*                             8,358,000
    125,000  Winnebago Industries, Inc.                               4,203,750
                                                                 --------------
                                                                     73,947,550
                                                                 ==============
             CONSUMER STAPLES - 3.3%
    243,750  Casey's General Stores, Inc.                             6,096,188
    200,000  Ralcorp Holdings, Inc.*                                 12,860,000
    100,000  Ruddick Corp.                                            3,008,000
                                                                 --------------
                                                                     21,964,188
                                                                 ==============
             ENERGY - 5.6%
    250,000  Atwood Oceanics, Inc.*                                  14,672,500
    290,000  CARBO Ceramics, Inc.                                    13,499,500
    100,000  Dril-Quip, Inc.*                                         4,328,000
    120,000  Western Refining, Inc.                                   4,682,400
                                                                 --------------
                                                                     37,182,400
                                                                 ==============
             FINANCIALS - 0.8%
    105,000  Hilb Rogal & Hobbs Co.                                   5,150,250
                                                                 ==============
             HEALTH CARE - 12.9%
    150,000  Biosite, Inc.*                                          12,595,500
    200,000  Genesis HealthCare Corp.*                               12,622,000
    200,000  Integra LifeSciences Holdings Corp.*                     9,116,000
    470,000  inVentiv Health, Inc.*                                  17,996,300
    298,000  Mediware Information Systems, Inc.*                      2,699,880
    430,000  Meridian Bioscience, Inc.                               11,936,800
    275,000  PharmaNet Development Group, Inc.*                       7,150,000
    210,000  Varian, Inc.*                                           12,234,600
                                                                 --------------
                                                                     86,351,080
                                                                 ==============
             INDUSTRIALS - 25.6%
    275,000  Baldor Electric Co.                                     10,378,500
    550,000  BE Aerospace, Inc.*                                     17,435,000
    210,000  Bucyrus International, Inc.                             10,815,000
    240,000  Consolidated Graphics, Inc.*                            17,772,000
    300,000  Curtiss-Wright Corp.                                    11,562,000
    120,000  DRS Technologies, Inc.                                   6,260,400
    150,000  EMCOR Group, Inc.*                                       8,847,000
    475,000  FTI Consulting, Inc.*                                   15,955,250
    315,000  Kaydon Corp.                                            13,406,400

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
 SHARES /
 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
     60,000  Kennametal, Inc.                                         4,056,600
    625,000  Korn/Ferry International*                               14,337,500
    250,000  Ladish Co., Inc.*                                        9,410,000
    268,800  Layne Christensen Co.*                                   9,789,696
     90,000  Tennant Co.                                              2,834,100
    100,000  The Middleby Corp.*                                     13,184,000
    150,000  Wabtec Corp.                                             5,173,500
                                                                 --------------
                                                                    171,216,946
                                                                 ==============
             INFORMATION TECHNOLOGY - 28.9%
     50,000  Anixter International, Inc.*                             3,297,000
     90,000  ANSYS, Inc.*                                             4,569,300
    350,000  CommScope, Inc.*                                        15,015,000
    400,000  Comtech Telecommunications Corp.*                       15,492,000
    575,000  Covansys Corp.*                                         14,191,000
    125,000  Digital River, Inc.*                                     6,906,250
    450,000  FEI Co.*                                                16,227,000
    325,000  FLIR Systems, Inc.*                                     11,592,750
    200,000  FormFactor, Inc.*                                        8,950,000
    550,000  Interwoven, Inc.*                                        9,295,000
    575,000  Jack Henry & Associates, Inc.                           13,828,750
    235,000  MICROS Systems, Inc.*                                   12,687,650
    400,000  Microsemi Corp.*                                         8,324,000
    135,000  MicroStrategy, Inc.*                                    17,062,650
    175,000  Polycom, Inc.*                                           5,832,750
    480,000  SPSS, Inc.*                                             17,328,000
     88,000  Stratasys, Inc.*                                         3,759,360
    275,000  ViaSat, Inc.*                                            9,066,750
                                                                 --------------
                                                                    193,425,210
                                                                 ==============
             MATERIALS - 3.2%
    140,000  Albemarle Corp.                                          5,787,600
    175,000  Brush Engineered Materials, Inc.*                        8,482,250
     60,000  Carpenter Technology Corp.                               7,245,600
                                                                 --------------
                                                                     21,515,450
                                                                 ==============
             MISCELLANEOUS - 1.8%
    150,000  iShares Russell 2000 Index Fund                         11,926,500
                                                                 ==============
             UTILITIES - 0.4%
     77,900  South Jersey Industries, Inc.                            2,964,095
                                                                 ==============
             TOTAL COMMON STOCKS
             (COST $553,825,771) - 93.6%                            625,643,669
                                                                 ==============
             SHORT-TERM INVESTMENTS - 8.1%
             U.S. GOVERNMENT AGENCIES
$54,354,000  Federal Home Loan Bank
             4.97%, 04/02/2007                                       54,346,496
                                                                 ==============

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)


             TOTAL SHORT-TERM INVESTMENTS
             (COST $54,346,496) - 8.1%                               54,346,496
                                                                 ==============
             TOTAL INVESTMENTS
             (COST $608,172,267) - 101.7%                           679,990,165

             Liabilities less Other Assets - (1.7)%                 (11,385,762)
                                                                 --------------
             TOTAL NET ASSETS - 100.0%
               (equivalent to $17.41 per share; unlimited
               shares of $1.00 par value capital shares
               authorized; 38,413,003 shares outstanding)        $  668,604,403
                                                                 ==============

* Non-income producing security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
             COMMON STOCKS (ADR'S) - 95.8%
             AUSTRALIA - 4.3%
    385,000  Australia and New Zealand Banking Group Ltd.(1)     $   46,296,250
    746,876  BHP Billiton Ltd.(1)                                    36,186,142
    775,000  CSL Ltd.(2)                                             51,568,584
                                                                 --------------
                                                                    134,050,976
                                                                 ==============
             AUSTRIA - 1.8%
  1,103,480  Erste Bank der oesterreichischen Sparkassen A.G.(1)     42,818,334
    222,213  OMV A.G.(2)                                             13,947,475
                                                                 --------------
                                                                     56,765,809
                                                                 ==============
             BELGIUM - 0.9%
    173,500  Solvay S.A.(2)                                          26,570,075
                                                                 ==============
             BRAZIL - 3.6%
    802,180  Companhia de Bebidas das Americas S.A.                  44,087,813
    846,930  Empresa Brasileira de Aeronautica S.A.(1)               38,840,210
    309,097  Petroleo Brasileiro S.A.(1)                             30,758,242
                                                                 --------------
                                                                    113,686,265
                                                                 ==============
             CANADA - 4.1%
    687,150  Imperial Oil Ltd.(1)                                    25,507,008
    208,400  Potash Corp. of Saskatchewan, Inc.                      33,329,412
    649,900  Royal Bank of Canada(1)                                 32,430,010
    589,800  Toronto-Dominion Bank                                   35,629,818
                                                                 --------------
                                                                    126,896,248
                                                                 ==============
             CHILE - 0.9%
    199,950  Sociedad Quimica Y Minera de Chile S.A.(1)              29,192,700
                                                                 ==============
             DENMARK - 0.6%
    220,000  Novo-Nordisk A.S.(1)                                    19,916,600
                                                                 ==============
             FINLAND - 1.6%
  1,676,835  Sampo Oyj(2)                                            50,715,776
                                                                 ==============
             FRANCE - 4.3%
    298,116  Groupe Danone(2)                                        48,535,126
    339,666  LVMH Moet Hennessy Louis Vuitton S.A.(2)                37,552,265
    456,200  Sanofi-Aventis(1)                                       19,849,262
    424,270  Total S.A.(1)                                           29,605,561
                                                                 --------------
                                                                    135,542,214
                                                                 ==============
             GERMANY - 8.3%
    789,600  Adidas-Salomn A.G.(1)                                   21,468,198
  2,706,000  Allianz A.G.(1)                                         55,608,299
    221,800  Bayer A.G.(1)                                           14,188,546
    800,000  Deutsche Post A.G.(2)                                   24,110,756
    783,200  Fresenius Medical Care A.G.(1)                          38,118,344
    264,700  Henkel KGaA Pfd.                                        39,016,330
    660,890  SAP A.G.(1)                                             29,508,739
    339,105  Siemens A.G.(1)                                         36,352,056
                                                                 --------------
                                                                    258,371,268
                                                                 ==============

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
             GREECE - 2.7%
    987,100  Coca-Cola Hellenic Bottling Co. S.A.(2)                 41,391,973
  1,481,920  Cosmote Mobile Telecommunications S.A.(2)               44,228,762
                                                                 --------------
                                                                     85,620,735
                                                                 ==============
             HONG KONG - 0.9%
  3,738,200  CLP Holdings Ltd.                                       27,195,405
                                                                 ==============
             HUNGARY - 1.3%
  1,035,900  Magyar Tavkozlesi Rt.                                   26,436,168
    120,000  MOL Hungarian Oil and Gas Nyrt.(1)                      13,820,628
                                                                 --------------
                                                                     40,256,796
                                                                 ==============
             IRELAND - 2.5%
  2,055,500  Anglo Irish Bank Corp. PLC(1)                           43,778,861
    738,286  Ryanair Holdings PLC*(1)                                33,067,830
                                                                 --------------
                                                                     76,846,691
                                                                 ==============
             ISRAEL - 1.3%
  1,116,111  Teva Pharmaceutical Industries Ltd.(1)                  41,776,035
                                                                 ==============
             ITALY - 2.4%
  1,347,700  Luxottica Group S.p.A.                                  42,924,245
  1,128,148  Saipem S.p.A.(2)                                        32,739,119
                                                                 --------------
                                                                     75,663,364
                                                                 ==============
             JAPAN - 14.9%
  1,894,580  Asahi Breweries Ltd.(2)                                 30,326,116
  1,183,200  Canon, Inc.(1)                                          63,514,177
    462,100  Fanuc Ltd.(2)                                           42,932,348
    770,800  Honda Motor Co., Ltd.(1)                                26,877,796
    732,900  Ito EN Ltd.(2)                                          23,835,156
  1,289,200  Kao Corp.(2)                                            37,668,770
    482,232  Komatsu Ltd.(1)                                         40,514,432
  1,659,400  Nidec Corp.(1)                                          26,699,746
  1,910,500  NTT DoCoMo, Inc.                                        35,210,515
    611,200  Takeda Pharmaceutical Co., Ltd.(2)                      40,013,347
  1,000,000  Terumo Corp.(2)                                         38,873,597
    236,200  Toyota Motor Corp.(1)                                   30,271,392
    286,059  Yamada Denki Co., Inc.(2)                               26,601,125
                                                                 --------------
                                                                    463,338,517
                                                                 ==============
             NETHERLANDS - 2.3%
  2,496,057  Aegon N.V.(1)                                           49,771,377
    287,900  Akzo Nobel N.V.                                         21,857,368
                                                                 --------------
                                                                     71,628,745
                                                                 ==============
             SINGAPORE - 0.9%
  1,000,000  United Overseas Bank Ltd.                               27,475,000
                                                                 ==============
             SOUTH KOREA - 2.1%
    121,300  Samsung Electronics Co., Ltd.(1,3)                      36,302,312
     50,000  Shinsegae Co., Ltd.(2)                                  28,705,082
                                                                 --------------
                                                                     65,007,394
                                                                 ==============
             SPAIN - 3.9%
  1,600,000  Banco Bilbao Vizcaya Argentaria S.A.                    39,280,000
    695,400  Industria De Diseno Textil(2)                           43,073,698

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
------------                                                     --------------
     585,368  Telefonica S.A.(1)                                     38,868,435
                                                                 --------------
                                                                    121,222,133
                                                                 ==============
              SWEDEN - 3.5%
   2,672,880  Sandvik A.B.(1)                                        47,239,412
     397,800  Svenska Cellulosa A.B.(2)                              21,205,114
   1,122,740  Telefonaktiebolaget LM Ericsson(1)                     41,642,427
                                                                 --------------
                                                                    110,086,953
                                                                 ==============
              SWITZERLAND - 10.2%
   3,163,100  ABB Ltd.(1)                                            54,342,058
     585,700  Mettler-Toledo International, Inc.*                    52,461,149
     367,700  Nestle S.A.                                            35,740,440
     106,600  Nobel Biocare Holding A.G.(2)                          38,682,667
     577,426  Novartis A.G.(1)                                       31,544,782
     359,600  Roche Holding A.G.(1)                                  31,896,520
     291,568  Synthes, Inc.(2)                                       35,825,033
     605,947  UBS A.G.                                               36,011,430
                                                                 --------------
                                                                    316,504,079
                                                                 ==============
              TAIWAN - 1.3%
   3,747,885  Taiwan Semiconductor Manufacturing Co., Ltd.(1)        40,289,764
                                                                 ==============
              UNITED KINGDOM - 14.1%
     561,600  BG Group PLC                                           40,277,952
     596,400  British American Tobacco PLC(1)                        37,597,056
     559,820  GlaxoSmithKline PLC                                    30,935,653
   1,323,050  Imperial Chemical Industries PLC(1)                    52,075,248
     700,000  Reckitt Benckiser PLC(2)                               36,324,770
     841,762  Royal Bank of Scotland Group PLC(2)                    32,752,614
   7,125,000  Sage Group PLC(2)                                      36,086,120
     796,632  Scottish Power PLC                                     50,020,523
     702,700  Shire Pharmaceuticals Group PLC(1)                     43,497,130
   1,946,400  Tesco PLC(1)                                           51,190,320
   1,085,006  Vodafone Group PLC(1)                                  29,143,261
                                                                 --------------
                                                                    439,900,647
                                                                 ==============
              UNITED STATES - 1.1%
     704,200  AFLAC, Inc.                                            33,139,652
                                                                 ==============
              TOTAL COMMON STOCKS (ADR'S)
              (COST $2,092,012,999) - 95.8%                       2,987,659,841
                                                                 ==============
              SHORT-TERM INVESTMENTS - 3.9%
              U.S. GOVERNMENT AGENCIES
$120,909,000  Federal Home Loan Bank
              4.97%, 04/02/2007                                     120,892,308
                                                                 ==============
              TOTAL SHORT TERM INVESTMENTS
              (COST $120,892,308) - 3.9%                            120,892,308
                                                                 ==============

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                                                      VALUE
                                                                 --------------
             COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
             (COST $519,043,376) - 16.7%                            519,043,376
                                                                 ==============
             TOTAL INVESTMENTS
             (COST $2,731,948,683) - 116.4%                       3,627,595,525

             Liabilities less other assets - (16.4)%               (511,644,463)
                                                                 --------------
             TOTAL NET ASSETS - 100.0%
               (equivalent to $33.94 per share; unlimited
               shares of $1.00 par value capital shares
               authorized; 91,811,902 shares outstanding)        $3,115,951,062
                                                                 ==============

ADR - American Depository Receipt
PLC - Public Limited Company
* Non-income producing security
(1) Security on Loan, see accompanying Notes for collateral pool detail.
(2) Non ADR
(3) 144A Restricted security

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
             CORPORATE BONDS - 19.1%
$   750,000  Anheuser-Busch Companies, Inc.
             5.75%, 04/01/2010(1)                                $      765,122
             Berkshire Hathaway, Inc.
    575,000  3.38%, 10/15/2008                                          559,947
  1,000,000  4.20%, 12/15/2010                                          972,833
    800,000  4.63%, 10/15/2013                                          775,080
  1,500,000  Computer Sciences Corp.
             3.50%, 04/15/2008                                        1,464,857
    500,000  IBM Corp.
             7.50%, 06/15/2013                                          557,500
  1,000,000  Lincoln National Corp.
             4.75%, 02/15/2014                                          961,251
    909,091  M&I Bank
             2.90%, 08/18/2009                                          878,487
    215,000  Matson Navigation Co.
             5.34%, 09/04/2028                                          217,041
  1,566,000  Merrill Lynch & Co.
             6.00%, 02/17/2009                                        1,590,052
  3,000,000  Morgan Stanley
             3.88%, 01/15/2009(1)                                     2,940,440
    465,000  Northern Trust Corp.
             7.10%, 08/01/2009                                          484,815
  2,000,000  SBC Communications, Inc.
             6.25%, 03/15/2011                                        2,078,042
  1,000,000  SLM Corp.
             4.50%, 07/26/2010                                          980,751
             Target Corp.
     50,000  3.38%, 03/01/2008(1)                                        49,154
  1,000,000  6.35%, 01/15/2011                                        1,043,870
     75,000  Verizon Global Funding Corp.
             4.00%, 01/15/2008                                           74,246
  3,000,000  Verizon Virginia, Inc.
             4.63%, 03/15/2013                                        2,855,859
                                                                 --------------
             TOTAL CORPORATE BONDS
             (COST $19,373,002) - 19.1%                              19,249,347
                                                                 ==============
             GOVERNMENT-SPONSORED ENTERPRISES - 39.3%
             Government National Mortgage Association
      3,715  6.25%, 05/15/2008                                            3,728
      3,830  6.00%, 07/20/2008                                            3,830
     22,200  6.00%, 08/15/2008                                           22,271
     10,682  9.50%, 10/15/2008                                           11,235
      2,879  6.00%, 10/20/2008                                            2,879
        673  6.00%, 11/20/2008                                              673
      3,168  6.50%, 02/20/2009                                            3,196
      5,230  7.50%, 03/20/2009                                            5,298

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
     11,475  6.00%, 05/15/2009                                           11,559
      5,044  7.00%, 05/15/2009                                            5,075
     40,685  6.00%, 04/15/2011                                           41,372
     24,390  6.50%, 10/15/2011                                           24,927
     42,623  6.50%, 02/15/2012                                           43,737
     20,780  6.00%, 02/20/2013                                           21,111
      3,083  6.00%, 03/15/2013                                            3,142
     34,458  6.00%, 03/20/2013                                           35,007
     10,362  6.00%, 06/15/2013                                           10,559
     55,570  6.00%, 08/15/2013                                           56,629
     43,592  6.00%, 08/20/2013                                           44,286
     61,282  6.00%, 12/20/2013                                           62,259
     53,432  6.00%, 01/20/2014                                           54,267
     61,708  6.00%, 02/15/2014                                           62,865
     44,757  6.00%, 02/20/2014                                           45,456
     75,589  6.00%, 05/15/2014                                           77,006
     27,603  6.00%, 05/20/2014                                           28,035
     41,489  7.00%, 08/20/2015                                           42,733
      6,617  6.00%, 01/20/2016                                            6,718
    152,807  5.50%, 04/20/2016                                          153,441
     73,654  6.00%, 04/20/2016                                           74,772
    271,626  6.00%, 05/15/2016                                          276,596
     60,364  6.50%, 05/15/2016                                           61,929
     79,234  6.00%, 07/20/2016                                           80,436
     24,172  7.00%, 07/20/2016                                           24,887
    106,129  6.00%, 08/15/2016                                          108,071
    134,573  6.00%, 08/15/2016                                          137,035
    108,454  6.00%, 08/15/2016                                          110,438
    353,351  5.50%, 09/20/2016                                          354,815
    143,776  7.00%, 09/20/2016                                          148,029
    179,208  5.50%, 11/15/2016                                          180,496
    707,296  5.50%, 11/15/2016                                          712,379
    297,275  6.00%, 11/15/2016                                          302,716
      6,107  5.50%, 12/20/2016                                            6,132
    526,219  5.50%, 01/15/2017                                          529,770
      5,174  6.00%, 01/15/2017                                            5,267
    252,229  6.50%, 01/15/2017                                          258,678
     16,287  6.00%, 02/15/2017                                           16,585
    189,115  6.00%, 02/15/2017                                          192,538
     54,583  5.50%, 02/20/2017                                           54,781
    208,192  5.00%, 04/20/2017                                          206,154
    409,582  5.50%, 05/20/2017                                          411,067
     95,689  5.00%, 06/15/2017                                           95,055
    196,970  5.50%, 06/20/2017                                          196,756
    454,688  5.50%, 08/15/2017                                          457,756
    370,350  5.50%, 08/15/2017                                          372,849
    125,205  5.50%, 08/20/2017                                          125,659

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
    132,413  5.50%, 09/20/2017                                          132,894
    484,423  5.50%, 10/15/2017                                          487,691
    126,770  6.00%, 10/15/2017                                          129,065
    406,740  5.50%, 10/20/2017                                          408,215
    352,359  6.00%, 10/20/2017                                          357,638
    382,005  5.00%, 11/15/2017                                          379,414
    678,081  5.50%, 11/15/2017                                          682,656
     19,065  5.50%, 11/15/2017                                           19,194
    386,361  5.00%, 11/20/2017                                          382,580
     34,150  5.00%, 12/15/2017                                           33,919
    108,383  5.00%, 12/15/2017                                          107,651
     90,572  5.00%, 12/20/2017                                           89,686
    423,869  5.00%, 02/15/2018                                          420,876
  1,116,159  5.00%, 02/15/2018                                        1,108,474
     75,336  5.00%, 02/15/2018                                           74,804
     22,024  5.00%, 03/15/2018                                           21,868
     68,666  5.00%, 03/15/2018                                           68,182
     36,962  5.50%, 03/20/2018                                           37,081
  1,709,456  5.00%, 04/16/2018                                        1,702,857
  1,314,300  5.00%, 04/20/2018                                        1,300,959
    191,467  5.00%, 05/15/2018                                          190,116
     58,661  5.00%, 06/15/2018                                           58,247
    138,581  5.00%, 06/20/2018                                          137,174
     48,837  5.00%, 07/15/2018                                           48,492
     47,493  5.00%, 07/15/2018                                           47,158
     42,750  5.00%, 07/15/2018                                           42,448
    112,624  5.00%, 07/15/2018                                          111,829
    114,202  5.00%, 07/20/2018                                          113,042
    402,565  5.50%, 07/20/2018                                          403,858
     14,410  4.50%, 08/15/2018                                           14,051
     34,238  5.00%, 08/15/2018                                           33,997
    776,304  5.00%, 08/15/2018                                          770,822
    391,750  5.00%, 08/20/2018                                          387,773
    175,927  5.50%, 08/20/2018                                          176,492
     49,365  6.00%, 09/15/2018                                           49,954
    315,693  5.00%, 10/15/2018                                          313,418
    113,364  5.50%, 10/15/2018                                          114,082
    351,001  5.50%, 10/20/2018                                          352,129
     12,500  5.00%, 11/15/2018                                           12,412
     28,087  5.00%, 12/20/2018                                           27,802
    208,073  5.00%, 02/20/2019                                          205,761
     55,387  5.00%, 04/15/2019                                           54,948
    640,329  5.00%, 06/20/2019                                          633,216
    665,522  5.50%, 06/20/2019                                          667,245
     80,064  5.50%, 07/20/2019                                           80,272
    487,501  5.00%, 08/20/2019                                          482,086
    177,468  5.50%, 08/20/2019                                          177,928
     16,103  5.00%, 09/15/2019                                           15,975

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
    105,294  5.00%, 10/20/2019                                          104,125
    307,352  5.50%, 10/20/2019                                          308,148
    542,047  5.00%, 11/15/2019                                          537,751
    528,985  5.00%, 11/20/2019                                          523,109
    755,374  5.50%, 11/20/2019                                          757,331
    133,364  5.00%, 12/15/2019                                          132,307
    569,835  5.00%, 01/20/2020                                          563,000
    106,164  5.50%, 04/20/2020                                          106,379
    400,000  4.49%, 08/16/2025                                          393,128
    179,438  7.00%, 11/15/2028                                          187,791
  1,500,000  4.86%, 02/16/2030                                        1,493,411
  1,000,000  4.89%, 04/16/2031                                          989,825
    103,028  6.50%, 05/20/2031                                          105,874
     29,293  6.50%, 10/20/2031                                           30,102
    372,088  5.00%, 05/15/2033                                          362,773
     23,026  5.50%, 08/20/2033                                           22,902
  5,000,000  Variable Rate, 09/16/2034                                4,846,269
  3,500,000  Variable Rate, 11/16/2035                                3,479,175
  2,700,000  Variable Rate, 07/16/2036(1)                             2,695,642
  1,000,000  Variable Rate, 12/16/2036                                  980,819
  1,000,000  Variable Rate, 12/16/2046                                  989,512
                                                                 --------------
             TOTAL GOVERNMENT-SPONSORED ENTERPRISES
             (COST $40,170,222) - 39.3%                              39,662,744
                                                                 ==============
             MUNICIPAL BONDS - 1.3%
             Kansas State Development Financial Authority
    650,000  4.37%, 10/01/2010                                          638,248
    675,000  4.50%, 10/01/2011                                          661,831
                                                                 --------------
             TOTAL MUNICIPAL BONDS
             (COST $1,325,000) - 1.3%                                 1,300,079
                                                                 ==============
             U.S. GOVERNMENT AGENCIES - 28.2%
             Federal Home Loan Bank
  1,000,000  6.02%, 05/20/2008                                        1,011,114
     25,000  3.88%, 02/12/2010                                           24,397
     25,000  4.38%, 03/17/2010                                           24,745
  2,750,000  4.50%, 11/15/2012(1)                                     2,702,978
                                                                 --------------
                                                                      3,763,234
                                                                 ==============
             Federal Home Loan Mortgage Corp.
    175,811  4.00%, 02/01/2009                                          172,384
  2,250,000  4.38%, 07/30/2009(1)                                     2,227,343
    858,324  5.50%, 12/15/2018                                          860,880
    613,879  6.00%, 10/01/2025                                          621,904
    627,005  5.50%, 08/15/2032                                          631,059
                                                                 --------------
                                                                      4,513,570
                                                                 ==============

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
             Federal National Mortgage Association
    100,000  3.25%, 11/15/2007                                           98,827
     15,000  3.25%, 08/15/2008                                           14,672
  9,000,000  5.25%, 01/15/2009(1)                                     9,056,672
    750,000  5.50%, 03/15/2011(1)                                       767,797
  1,300,000  5.38%, 11/15/2011(1)                                     1,330,157
  2,750,000  4.75%, 02/21/2013(1)                                     2,734,259
                                                                 --------------
                                                                     14,002,384
                                                                 ==============
             Small Business Administration
    127,525  6.60%, 07/01/2009                                          128,907
      1,075  9.10%, 10/01/2009                                            1,099
      5,430  8.80%, 01/01/2010                                            5,599
      2,290  9.45%, 02/01/2010                                            2,378
    129,431  8.02%, 02/10/2010                                          136,616
     24,999  7.46%, 03/01/2010                                           25,623
    255,089  6.64%, 02/01/2011                                          265,215
      7,594  8.63%, 02/01/2011                                            7,901
    438,446  5.97%, 03/01/2011                                          444,930
    244,220  5.75%, 05/01/2011                                          246,983
    692,155  6.09%, 07/01/2011                                          703,892
      6,872  8.85%, 08/01/2011                                            7,191
    349,566  5.55%, 09/01/2011                                          353,267
    418,495  5.89%, 09/01/2011                                          428,201
      9,297  8.60%, 09/01/2011                                            9,720
     17,071  8.25%, 11/01/2011                                           17,749
     47,763  7.60%, 01/01/2012                                           49,436
     85,306  7.40%, 08/01/2012                                           88,408
     67,879  7.05%, 09/01/2012                                           70,080
     44,779  7.55%, 11/01/2012                                           46,519
    147,489  8.15%, 02/01/2015                                          155,707
  1,493,858  6.44%, 06/01/2021                                        1,554,888
  1,400,751  6.34%, 08/01/2021                                        1,456,870
                                                                 --------------
                                                                      6,207,179
                                                                 ==============
             TOTAL U.S. GOVERNMENT AGENCIES
             (COST $28,343,585) - 28.2%                              28,486,367
                                                                 ==============
             U.S. GOVERNMENT SECURITIES - 12.7%
             U.S. Treasury Note
  6,750,000  4.63%, 11/30/2008(1)                                     6,747,367
  3,600,000  5.00%, 08/15/2011(1)                                     3,670,877
  1,000,000  3.63%, 05/15/2013(1)                                       951,485
  1,000,000  4.00%, 02/15/2014(1)                                       965,001
    500,000  5.13%, 05/15/2016(1)                                       517,129
                                                                 --------------
             TOTAL U.S. GOVERNMENT SECURITIES
             (COST $12,959,803) - 12.7%                              12,851,859
                                                                 ==============

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                                                      VALUE
                                                                 --------------
             COLLATERAL INVESTMENT FOR SECURITIES ON LOAN
             (COST $34,915,668) - 34.6%                              34,915,668
                                                                 ==============
             TOTAL INVESTMENTS
             (COST $137,087,280) - 135.2%                           136,466,064

             Liabilities less other assets - (35.2)%                (35,546,675)
                                                                 --------------
             TOTAL NET ASSETS - 100.0%
               (equivalent to $10.90 per share; unlimited
               shares of $1.00 par value capital shares
               authorized; 9,258,076 shares outstanding)         $  100,919,389
                                                                 ==============

(1) Security on Loan, see accompanying Notes for collateral pool detail.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
             U.S. GOVERNMENT AGENCIES - 99.9%
             FEDERAL HOME LOAN BANK - 72.2%
 17,843,000  4.97%, 04/02/07                                     $   17,840,537
    865,000  6.995%, 04/02/07                                           865,040
  6,010,000  4.00%, 04/05/07, callable                                6,009,231
  1,000,000  4.20%, 04/05/07, callable                                  999,891
  3,000,000  5.165%, 04/09/07                                         2,996,557
 22,010,000  4.14%, 04/16/07                                         21,999,411
  2,802,000  5.18%, 04/18/07                                          2,795,146
  2,565,000  3.00%, 04/19/07, callable                                2,562,237
  5,000,000  2.70%, 04/20/07, callable                                4,993,514
    450,000  Variable Rate, 04/27/07, callable                          449,833
  3,500,000  Variable Rate, 04/27/07                                  3,498,927
 10,000,000  5.15%, 04/27/07                                          9,962,878
    500,000  5.18%, 05/03/07                                            499,889
  6,420,000  Variable Rate, 05/04/07                                  6,415,380
  5,000,000  4.875%, 05/15/07                                         4,997,837
  5,000,000  Variable Rate, 05/15/07                                  5,000,000
 10,000,000  5.18%, 05/16/07                                          9,935,820
  2,335,000  4.65%, 05/21/07                                          2,332,783
  2,500,000  5.125%, 06/01/07                                         2,500,000
    500,000  Variable Rate, 08/28/07                                    499,200
  5,000,000  5.15%, 09/19/07                                          5,000,000
  9,425,000  5.20%, 09/26/07                                          9,425,000
  2,500,000  Variable Rate, 10/03/2007                                2,500,000
  2,500,000  3.60%, 10/19/07, callable                                2,478,627
  5,000,000  5.22%, 11/14/07, callable                                5,000,000
  4,500,000  Variable Rate, 11/15/07                                  4,498,801
  5,000,000  5.25%, 11/16/07, callable                                5,000,000
  2,500,000  5.20%, 11/21/07, callable                                2,500,000
  1,000,000  Variable Rate, 12/19/07                                    997,015
  5,000,000  5.25%, 12/19/07, callable                                5,000,000
  7,000,000  Variable Rate, 12/28/07                                  6,999,425
 10,000,000  Variable Rate, 01/24/08                                 10,000,000
 15,000,000  Variable Rate, 02/28/08                                 15,000,000
                                                                 --------------
             TOTAL FEDERAL HOME LOAN BANK                           181,552,979
                                                                 ==============
             FEDERAL HOME LOAN MORTGAGE CORP. - 18.6 %
  4,100,000  4.125%, 04/02/07                                         4,099,889
 23,600,000  4.25%, 04/05/07                                         23,596,871
  6,400,000  7.10%, 04/10/07                                          6,402,386
 10,510,000  4.50%, 04/18/07, callable                               10,505,438
  1,225,000  3.01%, 04/19/07, callable                                1,223,599

UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
  1,000,000  5.18%, 04/24/07                                            996,691
                                                                 --------------
             TOTAL FEDERAL HOME LOAN MORTGAGE CORP.                  46,824,874
                                                                 ==============
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.1%
    500,000  4.17%, 04/05/07, callable                                  499,943
  4,000,000  2.76%, 04/13/07, callable                                3,996,788
 13,615,000  5.25%, 04/15/07                                         13,613,317
  4,661,000  Variable Rate, 04/27/07, callable                        4,655,982
                                                                 --------------
             TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION             22,766,030
                                                                 ==============
             TOTAL U.S. GOVERNMENT AGENCIES
             (COST $251,143,883)                                    251,143,883
                                                                 ==============
             TOTAL INVESTMENTS - 99.9%
             (COST $251,143,883)                                    251,143,883

             Other assets less liabilities - 0.1%                       336,971
                                                                 --------------
             TOTAL NET ASSETS - 100.0%
               (equivalent to $1.00 per share; unlimited shares
               of $0.01 par value capital shares authorized;
               251,539,474.86 shares outstanding)                $  251,480,854
                                                                 ==============

VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
             SHORT-TERM CORPORATE NOTES - 56.3%
             ABN AMRO Bank Chicago
$   921,000  7.13%, 06/18/2007                                   $      924,140
             AIG Funding, Inc.
    536,000  5.14%, 08/17/2007                                          525,449
             American Express
  1,420,000  3.75%, 11/20/2007                                        1,406,700
             American General Finance
 10,000,000  5.27%, 04/03/2007                                        9,997,072
  5,000,000  5.26%, 04/04/2007                                        4,997,808
  1,550,000  4.50%, 11/15/2007                                        1,542,604
             American Honda Finance
  5,000,000  5.24%, 04/05/2007                                        4,997,089
  3,546,000  5.22%, 04/24/2007                                        3,534,174
  5,000,000  Variable Rate, 02/20/2008(3)                             5,000,000
             Anheuser Busch
  5,000,000  5.25%, 04/27/2007                                        4,981,042
             Bank of America NA
 15,000,000  Variable Rate, 05/15/2007                               15,000,634
             Bank of Ireland
 20,870,000  5.30%, 04/05/2007                                       20,857,720
  1,500,000  5.25%, 04/10/2007                                        1,498,031
 10,000,000  5.23%, 04/30/2007                                        9,958,253
             Bank of Montreal
 10,865,000  7.80%, 04/01/2007                                       10,865,000
             Caterpillar Financial Services Corp.
    375,000  3.10%, 05/15/2007                                          374,032
    990,000  4.88%, 06/15/2007, callable                                989,112
             Credit Suisse First Boston USA, Inc.
             4,325,000 4.63%, 01/15/2008, callable                    4,303,155
             Du Pont
  7,078,000  5.38%, 04/02/2007                                        7,076,942
             Emerson Electric
 13,000,000  5.24%, 04/11/2007                                       12,981,078
             General Electric Capital Corp.
 15,000,000  Variable Rate, 06/22/2007                               15,003,864
  1,000,000  3.50%, 12/05/2007                                          988,144
             Harvard University
    500,000  8.13%, 04/15/2007, callable                                500,405
             Hewlett Packard
 20,000,000  5.25%, 04/11/2007                                       19,970,833
             John Hancock Global Funding II
  1,346,000  5.00%, 07/27/2007(3)                                     1,344,641
             Marshall & Ilsley Corp.
 10,000,000  5.27%, 04/17/2007                                        9,976,578

UMB SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
             Merrill Lynch & Co.
  5,000,000  8.00%, 06/01/2007                                        5,021,335
 20,000,000  Variable Rate, 06/15/2007                               20,002,829
             Metlife Inc.
 30,000,000  5.41%, 04/02/2007                                       29,995,492
             Morgan Stanley DW Inc.
    250,000  5.80%, 04/01/2007, callable                                250,000
             National City Bank of Indiana
 15,000,000  Variable Rate, 04/04/2007                               15,000,066
  2,500,000  Variable Rate, 04/04/2007                                2,500,013
             Societe Generale
 10,000,000  5.28%, 04/04/2007                                        9,995,596
 10,000,000  5.26%, 04/12/2007                                        9,983,943
             Stanley Works
 25,000,000  5.28%, 04/27/2007                                       24,904,667
             State Street Boston
 30,000,000  5.25%, 04/02/2007                                       29,995,624
             Sysco Corp.
  5,000,000  5.33%, 04/03/2007                                        4,998,519
             Target Corp.
  2,000,000  5.50%, 04/01/2007, callable                              2,000,000
             Toyota Motor Credit Corp.
 30,000,000  5.30%, 04/02/2007                                       29,995,583
             United Parcel Service, Inc.
  9,200,000  5.25%, 04/05/2007                                        9,194,633
                                                                 --------------
             TOTAL SHORT-TERM CORPORATE NOTES
             (COST $363,432,800) - 56.3%                            363,432,800
                                                                 ==============
             MUNICIPAL BONDS - 9.6%
    330,000  Arkansas Development Finance Authority
             5.40%, 03/01/2008                                          330,000
 25,000,000  Colorado Springs, Colorado,
             Utility Revenue Bonds
             Variable Rate, 11/01/2027, callable                     25,000,000
  3,300,000  Iowa Finance Authority Single Family Mortgage
             Variable Rate, 07/01/2037, callable                      3,300,000
             Texas Public Finance Authority
 20,000,000  5.29%, 04/05/2007                                       20,000,000
  8,600,000  5.27%, 05/02/2007                                        8,600,000
  4,390,000  Wichita, Kansas
             5.50%, 08/09/2007                                        4,391,975
                                                                 --------------
             TOTAL MUNICIPAL BONDS
             (COST $61,621,975) - 9.6%                               61,621,975
                                                                 ==============
             U.S. GOVERNMENT AGENCIES - 33.5%
             FEDERAL HOME LOAN BANK - 30.0%
  5,000,000  4.97%, 04/02/2007                                        4,999,310
 13,000,000  Variable Rate, 04/27/2007                               12,995,908

UMB SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
  4,550,000  Variable Rate,
             05/04/2007                                               4,546,543
 15,000,000  Variable Rate, 05/15/2007                               15,000,000
 14,900,000  4.88%, 05/15/2007                                       14,893,505
     50,000  5.13%, 05/24/2007                                           49,962
  7,000,000  5.13%, 06/01/2007                                        7,000,000
  2,260,000  Variable Rate, 08/28/2007                                2,256,384
 12,415,000  5.25%, 09/04/2007                                       12,415,000
  7,500,000  Variable Rate, 10/03/2007                                7,500,000
  3,000,000  3.60%, 10/19/2007, callable                              2,974,352
 10,000,000  5.22%, 11/14/2007, callable                             10,000,000
 15,500,000  Variable Rate, 11/15/2007                               15,495,870
 20,000,000  5.25%, 11/16/2007, callable                             20,000,000
  7,000,000  5.20%, 11/21/2007, callable                              7,000,000
  4,000,000  Variable Rate, 12/19/2007                                3,988,057
  5,000,000  5.25%, 12/19/2007, callable                              5,000,000
 10,000,000  Variable Rate, 01/24/2008                               10,000,000
  4,355,000  5.24%, 02/15/2008, callable                              4,353,832
  5,000,000  Variable Rate, 02/28/2008                                5,000,000
 13,000,000  Variable Rate, 03/14/2008                               13,000,000
 15,000,000  5.30%, 03/19/2008, callable                             15,000,000
                                                                 --------------
             TOTAL FEDERAL HOME LOAN BANK                           193,468,723
                                                                 ==============
             FEDERAL HOME LOAN MORTGAGE CORP. - 0.8%
  5,000,000  4.13%, 04/02/2007                                        4,999,837
                                                                 ==============
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.7%
     50,000  5.22%, 04/09/2007                                           49,946
  8,288,000  5.25%, 04/15/2007                                        8,287,826
  9,000,000  5.16%, 04/16/2007                                        8,980,654
     50,000  5.22%, 05/15/2007                                           49,681
    100,000  4.25%, 09/15/2007                                           99,519
                                                                 --------------
             TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION             17,467,626
                                                                 ==============
             TOTAL U.S. GOVERNMENT AGENCIES
             (COST $215,936,186) - 33.5%                            215,936,186
                                                                 ==============
             TOTAL INVESTMENTS
             (COST $640,990,961) - 99.4%                            640,990,961

             Other Assets less Liabilities- 0.6%                      3,646,375
                                                                 --------------
             TOTAL NET ASSETS - 100.0%
               (Equivalent to $1.00 per share; unlimited shares
               of $0.01 par value capital shares authorized;
               644,779,555 shares outstanding)                   $  644,637,336
                                                                 ==============

UMB SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

(3) 144A Restricted Security Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      --------------
ALASKA
             Alaska Housing Finance Corp.
    900,000  Variable Rate, 07/01/22                             $      900,000
             Alaska Municipal Bond Bank Authority
    715,000  3.75%, 04/01/07                                            715,000
             Valdez, Alaska, Marine Revenue
  1,500,000  Variable Rate, 10/01/25                                  1,500,000
  1,000,000  Variable Rate, 12/01/29                                  1,000,000

ARIZONA
             Salt River Project, Commercial Paper
  5,000,000  3.58%, 04/02/07                                          5,000,000

ARKANSAS
             Arkansas Development Finance Authority
    180,000  5.40%, 06/01/18                                            180,517

CONNECTICUT
             Connecticut State Health & Education
    800,000  Variable Rate, 05/15/14                                    800,000
  1,500,000  Variable Rate, 02/15/21                                  1,500,000
  1,740,000  Variable Rate, 03/01/23                                  1,740,000
  2,200,000  Variable Rate, 07/01/29                                  2,200,000

DISTRICT OF COLUMBIA
             District Columbia
  2,575,000  6.00%, 06/01/26                                          2,636,451

FLORIDA
             Dade County, Florida, Industrial Development
    600,000  Variable Rate, 06/01/21                                    600,000
             Florida, State Dept. Environmental Revenue
  4,700,000  Variable Rate, 07/01/25                                  4,700,000

GEORGIA
             Fulton County, Georgia, Housing Authority
             Multifamily Housing
  1,000,000  Variable Rate, 04/01/30                                  1,000,000
             Muni Electric Auth GA
  5,800,000  Variable Rate, 01/01/20                                  5,800,000

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

ILLINOIS
             Chicago Board of Education
    100,000  6.00%, 12/01/07                                            101,497
             Cook County Community Consolidated School Dist. ILL
  1,000,000  0.00%, 12/01/07                                            973,807
             Cook County School District, Oak Lawn, IL
    450,000  0.00%, 12/01/07                                            439,153
             Glencoe, IL
    155,000  2.35%, 12/01/07                                            153,120
             Illinois Housing Development Authority
    200,000  Variable Rate, 01/01/08                                    200,000
             State of Illinois
    100,000  5.38%, 06/15/07                                            100,338

KANSAS
    400,000  Kansas, State Dept. of Transportation,
             Highway Revenue
             5.00%, 09/01/07                                            402,230
  3,845,000  Variable Rate, 03/01/12                                  3,845,000
    375,000  Variable Rate, 09/01/20                                   375,000
  2,200,000  Variable Rate, 09/01/20                                  2,200,000

LOUISIANA
             East Baton Rouge Par, Louisiana
    100,000  Variable Rate, 03/01/22                                    100,000

MARYLAND
             Montgomery County, Maryland, Housing Opportunities
             Commission Housing Revenue
    550,000  Variable Rate, 08/01/15                                    550,000

MASSACHUSETTS
    250,000  Massachusetts Bay Transportation Authority
             2.38%, 09/01/07                                            248,502
    175,000  Massachusetts State College Building Authority
             7.50%, 05/01/07                                            175,520
    200,000  Massachusetts State Health & Education
             Variable Rate, 11/01/26                                    200,000
  1,500,000  North Andover
             4.00%, 04/04/07                                          1,500,060

MICHIGAN
             Detorit MI
    200,000  4.88%, 07/01/07                                            200,599
  5,000,000  Variable Rate, 07/01/29                                  5,000,000
             Michigan State Building Authority
    500,000  2.00%, 10/15/07                                            494,804
    100,000  5.25, 10/15/07                                             100,815

MISSOURI
  4,000,000  Missouri State Health & Educational Facilities
             Authority
             4.00%, 11/02/07                                          4,011,786
  2,200,000  Variable Rate, 09/01/30                                  2,200,000
    500,000  Variable Rate, 09/01/30                                    500,000
    800,000  Variable Rate, 03/01/40                                    800,000
  3,295,000  Missouri, State Highways & Transit Commission
             Variable Rate, 05/01/15                                  3,295,000

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

NEBRASKA
             Nebraska Public Power District
  3,000,000  3.62%, 05/04/07                                          3,000,000
  2,400,000  3.65%, 06/06/07                                          2,400,000
             Omaha Public Power, Commercial Paper
  2,900,000  3.47%, 04/03/07                                          2,900,000
             University of Nebraska Facilities Corp.,
  1,205,000  3.65%, 07/15/07                                          1,205,000

NEVADA
             City of Las Vegas, Nevada
    550,000  Variable Rate, 06/01/36                                    550,000

NEW JERSEY
             New Jersey Educational Facilities Authority
  3,000,000  Variable Rate, 07/01/23                                  3,000,000

NEW YORK
             City of New York, New York
    800,000  3.25%, 08/01/07                                            799,789
  1,100,000  Variable Rate, 08/15/19                                  1,100,000
             New York City Municipal Water Finance Authority
  1,900,000  Variable Rate, 06/15/33                                  1,900,000
             New York State Dormitory Authority
    415,000  6.00%, 08/15/07                                            421,285
  1,090,000  Variable Rate, 06/15/35                                  1,090,000

NORTH CAROLINA
             County of Wake, NC
  2,000,000  Variable Rate, 03/01/24                                  2,000,000
             Mecklenburg County, NC
  1,100,000  Variable Rate, 02/01/24                                  1,100,000
    700,000  Variable Rate, 02/01/14                                    700,000
             North Carolina Medical Care Commission
    500,000  5.00%, 02/15/29                                            510,580

OHIO
             City of Cleveland, Ohio
    300,000  Variable Rate, 01/01/33                                    300,000
             City of Columbus, Ohio
  2,965,000  Variable Rate, 12/01/17                                  2,965,000
    800,000  Variable Rate, 06/01/16                                    800,000
    600,000  Variable Rate, 06/01/11                                    600,000
             Franklin County, Ohio, Revenue
  3,000,000  Variable Rate, 12/01/30                                  3,000,000

PENNSYLVANIA
             Schuylkill County Industrial Development Authority
  6,100,000  Variable Rate, 04/01/21                                  6,100,000

RHODE ISLAND
  4,000,000  Rhode Island Health & Educational Building Corp.
             Variable Rate, 05/01/35                                  4,000,000

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

SOUTH CAROLINA
             Piedmont Municipal Power Agency
  1,100,000  Variable Rate, 01/01/34                                  1,100,000
  1,000,000  Variable Rate, 01/01/34                                  1,000,000

SOUTH DAKOTA
             South Dakota Housing Development Authority
  6,800,000  Variable Rate, 05/01/32                                  6,800,000

TENNESSEE
             County of Shelby
    150,000  5.00%, 04/01/07                                            150,000
             Metro Nashville, Tennessee Government
  2,400,000  Variable Rate, 10/01/44                                  2,400,000

TEXAS
             City of Brownsville, Texas
    200,000  Variable Rate, 09/01/27                                    200,000
             Dallas County, Texas
    250,000  5.75%, 08/15/07                                            251,932
             Dripping Springs Independent School Dist.
    610,000  3.00%, 08/15/07                                            608,201
             Lower Colorado River Authority
  2,000,000  6.00%, 05/15/07                                          2,005,927
             San Antonio Water, Commercial Paper
  4,000,000  3.58%, 05/15/07                                          4,000,000
             San Antonio, Texas, Water Revenue
    400,000  Variable Rate, 05/15/33                                    400,000
             Southwest Higher Education Authority
  1,175,000  Variable Rate, 07/01/15                                  1,175,000
             State of Texas
  2,000,000  4.25%, 04/01/07                                          2,000,000
  1,155,000  4.50%, 08/31/07                                          1,158,724
             Temple Independent School District
    500,000  5.00%, 08/15/08                                            502,452
             Texas Municipal Power, Commercial Paper
  2,000,000  3.57%, 04/04/07                                          2,000,000
             Texas State Turnpike Authority
    100,000  3.13%, 06/01/07                                             99,853
  1,015,000  5.00%, 06/01/07                                          1,017,285
             Trinity River Authority
  1,500,000  4.00%, 08/01/07                                          1,501,706

UTAH
             Intermountain Power, Commercial Paper
  1,500,000  3.68%, 05/09/07                                          1,500,000
             Salt Lake City, Utah, Pollution Control
  1,100,000  Variable Rate, 02/01/08                                  1,100,000

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

VIRGINIA
             Virginia Public Building Authority
  4,000,000  Variable Rate, 08/01/25                                  4,000,000

WASHINGTON
             County of King, WA
  4,300,000  Variable Rate, 01/01/36                                  4,300,000
             Washington State, Public Power Supply #1
  1,000,000  Variable Rate, 07/01/17                                  1,000,000

WISCONSIN
             City of West Allis, Wisconsin
    100,000  4.30%, 06/01/07                                            100,028
             Eau Claire, Wisconsin
    255,000  4.38%, 04/01/07                                            255,000
             Oak Creek-Franklin Joint School Dist.
  1,000,000  4.25%, 02/01/08                                          1,000,726
             Wisc State Government, Commercial Paper
  2,800,000  3.55%, 04/02/07                                          2,800,000

WYOMING
             Kemmerer, Wyoming, Pollution Control
    735,000  Variable Rate, 11/01/14                                    735,000
             Lincoln County
    320,000  Variable Rate, 11/01/14                                    320,000
    275,000  Variable Rate, 11/01/14                                    275,000
                                                                 --------------
TOTAL INVESTMENTS
(COST $144,637,687)- 99.6%                                          144,637,687
                                                                 ==============
Other Assets less Liabilities - 0.4%                                    553,846
                                                                 --------------
TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share; unlimited shares of $0.01 par value capital shares authorized; 145,274,720 shares outstanding) $  145,191,533
                                                                 ==============

Valuation of securities is on the basis of amortized cost, which approximates market value.

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following nine diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Mid Cap Fund ("Mid Cap"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout International Fund ("International"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund", or collectively as the "Funds'). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund. Prior to October 2006, the International Fund was known as the UMB Scout WorldWide Fund.

The Funds' investment objectives are as follows:

Fund                               Investment Objective

Stock                              Long-term growth of capital and income
Growth                             Long-term growth of capital
Mid Cap                            Long-term growth of capital
Small Cap                          Long-term growth of capital
International                      Long-term growth of capital and income
Bond                               Maximum current income consistent with
                                   quality and maturity standards
Money Market - Federal Portfolio   Maximum income consistent with safety of
                                   principal and liquidity
Money Market - Prime Portfolio     Maximum income consistent with safety of
                                   principal and liquidity
Tax-Free Money Market              Highest level of income exempt from federal
                                   income tax consistent with quality and
                                   maturity standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      A) SECURITY VALUATIONS - Each security listed on an exchange, except Nasdaq National Market(R) and SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If the Funds' advisor determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.

            Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

      B) FOREIGN CURRENCY - Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

            a. Market value of investment securities, other than assets and liabilities - at the closing rate of exchange on March 31, 2007.

            b. Purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

            The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

            Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

      C) SECURITIES LENDING - Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statement of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fess in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

            As of March 31, 2007, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities was as follows:

                             Market Value of             Payable on Collateral
Fund                        Securites Loaned                 Due to Broker
--------------------------------------------------------------------------------
Stock                            5,174,161.00                  5,374,210
Growth                           3,478,239.00                  3,612,718
International                  499,722,567.00                519,043,376
Bond                            33,615,971.00                 34,915,668


Cash collateral was jointly pooled and invested in the following securities as of March 31, 2007:

                               Stock       Growth    International      Bond         Total
                              ---------------------------------------------------------------
Alliance & Leicester PLC      143,229      96,283      13,833,096      930,542    15,003,150
5.330%, 4/08/2007
Allstate Life Global Fund TR  143,206      96,269      13,831,022      930,403    15,000,900
5.300%, 04/04/2007
American Express Credit       143,198      96,263      13,830,192      930,347    15,000,000
5.290%, 04/20/2007
Aust & NZ Banking Group       143,285      96,322      13,838,630      930,914    15,009,151
5.320%, 04/23/2007
Banco Santander Totta LN       95,461      64,173       9,219,760      620,206     9,999,600
5.320%, 04/16/2007
Bank Of America NA            143,188      96,256      13,829,210      930,281    14,998,935
5.315%, 04/26/2007
Bear Stearns Co., Inc.        143,313      96,340      13,841,256      931,091    15,012,000
5.400%, 04/05/2007
Comerica Bank                 143,218      96,276      13,832,129      930,477    15,002,100
5.320%, 04/14/2007
DNB NOR Bank ASA              143,209      96,269      13,831,188      930,414    15,001,080
5.310%, 04/25/2007
First Tennessee Bank          143,227      96,282      13,832,958      930,533    15,003,000
5.330%, 04/17/2007
Genworth Global Funding       143,199      96,263      13,830,191      930,347    15,000,000
5.308%, 04/15/2007
HSH Nordbank AG               143,228      96,282      13,832,971      930,534    15,003,015
5.330%, 04/21/2007
Irish Life & Permanent        143,214      96,273      13,831,714      930,449    15,001,650
5.340%, 04/22/2007
Lehman Brothers Holdings       95,534      64,221       9,226,673      620,672    10,007,100
5.380%, 04/22/2007
Liberty Light US Capital      143,192      96,258      13,829,500      930,300    14,999,250
5.279%, 04/07/2007
Liquid Funding LTD            143,193      96,259      13,829,638      930,310    14,999,400
5.300%, 04/29/2007
Merrill Lynch & Co.           143,199      96,263      13,830,191      930,347    15,000,000
5.488%, 05/29/2007
Morgan Stanley                143,199      96,263      13,830,191      930,347    15,000,000
5.498%, 05/09/2007
National Rural Util. COOP      95,475      64,182       9,221,050      620,293    10,001,000
5.310%, 04/01/2007
Pricoa Global Funding          95,467      64,174       9,220,128      620,231    10,000,000
5.310%, 04/27/2007
SLM Corp.                      95,456      64,168       9,219,074      620,162     9,998,860
5.330%, 04/20/2007
SLM Corp.                      47,724      32,081       4,609,142      310,054     4,999,000
5.320%, 04/14/2007
Societe Generale              143,199      96,263      13,830,191      930,347    15,000,000
5.310%, 04/02/2007
Unicred Ital Bank Ireland     143,213      96,272      13,831,575      930,440    15,001,500
5.340%, 04/09/2007
Wells Fargo Company           143,199      96,263      13,830,191      930,347    15,000,000
5.280%, 04/18/2007
Westlb AG                      33,429      22,472       3,228,564      217,183     3,501,649
5.380%, 04/10/2007
JP Morgan                     143,199      96,263      13,830,191      930,347    15,000,000
5.330%, 04/01/2007
Prudential FA                  47,733      32,088       4,610,063      310,116     5,000,000
5.345%, 04/15/2007
Wachovia Securities           143,199      96,263      13,830,191      930,347    15,000,000
5.440%, 04/02/2007
ING USA Annuity & Life        143,199      96,263      13,830,192      930,346    15,000,000
5.360%, 04/26/2007
Greenwich Capital Holdings    143,199      96,263      13,830,192      930,346    15,000,000
5.588%, 04/02/2007
Provident Temp Cash            70,679      47,513       6,826,244      459,196     7,403,632
5.235%, 04/02/2007
Barclays Capital Repo       1,212,416     815,025     117,095,622    7,876,937   127,000,000
5.330%, 04/02/2007
J. P. Morgan Chase Repo       190,932     128,350      18,440,256    1,240,462    20,000,000
5.438%, 04/02/2007

                            ----------------------------------------------------------------
                            5,374,210   3,612,718     519,043,376   34,915,668   562,945,972
                            ================================================================

      D) FEDERAL INCOME TAXES - At March 31, 2007, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                                                                                         Net
                                                               Gross                Gross             Unrealized
                                          Cost of            Unrealized          Unrealized          Appreciation
                                      Investments for     Appreciation for   (Depreciation) for   (Depreciation) for
                                        Federal Tax         Federal Tax          Federal Tax         Federal Tax
Fund                                     Purposes             Purposes            Purposes             Purposes
----                                  ------------------------------------------------------------------------------
UMB Scout Stock                           93,668,490          14,498,154          (1,102,897)          13,395,257
UMB Scout Growth                          25,281,066           1,723,685            (573,970)           1,149,715
UMB Scout Mid Cap                         18,259,170           1,094,840            (325,784)             769,056
UMB Scout Small Cap                      610,380,163          75,418,801          (5,808,799)          69,610,002
UMB Scout International                2,732,388,317         910,351,840         (15,119,492)         895,232,348
UMB Scout Bond                           137,189,649             586,347          (1,309,932)            (723,585)
UMB Scout Money Market - Federal         251,143,883                  --                  --                   --
UMB Scout Money Market - Prime           640,990,961                  --                  --                   --
UMB Scout Tax-Free Money Market          144,637,687                  --                  --                   --

      E) AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

      F) USE OF ESTIMATES - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

      G) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
May 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
------------------------------
James L. Moffett
Principal Executive Officer
May 17, 2007

/s/ C. Warren Green
------------------------------
C. Warren Green
Principal Financial Officer
May 17, 2007